Share-based compensation (Share based awards granted to an employee of a subsidiary and Other share based compensation - Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiaries of Variable Interest Entity [Member]
Allocated Share-based Compensation Expense	¥ (1,082)	¥ 7,916	¥ (1,227)